Performance Management - NEOS Boosted Nasdaq-100(R) High Income ETF	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new, and therefore, no performance information is presented for the Fund. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by visiting the Fund’s website at www.neosfunds.com.

Performance One Year or Less [Text]	The Fund is new, and therefore, no performance information is presented for the Fund.
Performance Availability Website Address [Text]	www.neosfunds.com